Post Employment Benefit Obligations	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFIT OBLIGATIONS
Post Employment Benefit Obligations

26.  POST-EMPLOYMENT BENEFIT OBLIGATIONS.

26.1 General information

Enel Chile S.A. and certain subsidiaries grant various post-employment benefits to either all or certain active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Employee severance indemnities: The beneficiary receives a certain number of contractual salary payments on the date of the employees’ retirement. This benefit becomes enforceable once the employee has provided services for a minimum period that, depending on the company, ranges from 5 to 15 years.
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the social security system.
•	Electricity supply: The beneficiary receives a monthly bonus, which covers a part of the billing for their home consumption.
•	Healthcare benefits: The beneficiary receives additional coverage that supplements the coverage provided by the social security regime.

26.2 Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefits plans as of December 31, 2024 and 2023 are as follows:

	12-31-2024	12-31-2023
	ThCh$	ThCh$
Employee severance indemnities	44,239,203	43,374,602
Complementary Pension	15,680,273	14,208,449
Health Plans	2,597,708	2,383,550
Energy Supply Plans	3,080,972	2,853,443
Total post-employment obligations, net	65,598,156	62,820,044

b)	The following amounts were recognized in the consolidated statement of comprehensive income as of December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,650,001)	(1,454,028)	(1,362,838)
Defined benefit plan interest cost (1)	(3,478,747)	(3,179,469)	(3,072,155)
Past service cost	—	—	(31,456)
Expenses recognized in Profit or Loss	(5,128,748)	(4,633,497)	(4,466,449)
Gains (losses) from remeasurement of defined benefit plans	(3,051,575)	(27,122)	(7,304,757)
Total expense recognized in the Statement of Comprehensive Income	(8,180,323)	(4,660,619)	(11,771,206)

(1) See Note 34.

c)	The balance and movements in post-employment defined benefit obligations as of as of December 31, 2024 and 2023 are as follows:

ThCh$
Balance as of January 1, 2023	62,699,415
Current service cost	1,454,028
Interest cost	3,179,469
Actuarial (gains) losses from changes in financial assumptions	279,660
Actuarial (gains) losses from changes in experience adjustments	(252,538)
Foreign currency translation differences	38,189
Contributions paid	(5,115,909)
Transfer of employees	537,730
Balance as of December 31, 2023	62,820,044
Current service cost	1,650,001
Interest cost	3,478,747
Actuarial (gains) losses from changes in financial assumptions	1,198,340
Actuarial (gains) losses from changes in experience adjustments	1,853,235
Foreign currency translation differences	(221,095)
Contributions paid	(5,489,643)
Transfer of employees	308,527
Balance as of December 31, 2024	65,598,156

26.3 Other disclosures

•	Actuarial assumptions:

As of December 31, 2024 and 2023, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2024	12-31-2023
Discount rates used	5.10%	5.31%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	8.74%	6.80%
Mortality tables	CB-H-2020 and RV-M-2020	CB-H-2014 and RV-M-2014

•	Sensitivity:

As of December 31, 2024, the sensitivity of the actuarial liability value for post-employment benefits to variations of 100 basis points in the discount rate implies a decrease of ThCh$5,240,189 (ThCh$3,764,660 as of December 31, 2023) in the event of an increase in the rate and an increase of ThCh$6,012,598 (ThCh$3,992,164 as of December 31, 2023) in the event of a decrease in the rate.

•	Defined contribution:

According to the available estimate, the disbursements to cover the defined benefit plans for 2024 would amount to ThCh$6,799,514.

•	Length of commitments:

Enel Chile´s obligations have a weighted average length of 12.18 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	6,799,514
2	6,817,977
3	6,940,791
4	7,007,504
5	6,843,752
6 to 10	31,739,715